RELATED PARTY TRANSACTIONS (Details Narrative)																																				1 Months Ended						2 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 13, 2025 USD ($)	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 shares	Jan. 23, 2025 USD ($) shares	Jan. 05, 2025 shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($)	May 14, 2019 AUD ($)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Sep. 30, 2025 AUD ($)	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Jan. 31, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 AUD ($)	May 05, 2016 AUD ($)
Payments for rent																																												$ 14,789	$ 8,317	$ 34,150		$ 34,150
Rent payable						$ 131,684																														$ 131,684								112,228		131,684								$ 169,529			$ 200,402
Investor loan, value						54,850																														54,850								69,650		54,850		130,800													$ 70,315							$ 57,639	$ 85,000			$ 71,629					$ 71,629
Loan accrued interest repaid	$ 7,072
Loan payable - long term						105,627																														105,627										105,627		58,642
Bonus payable						130,106																														130,106				$ 102,195						130,106		16,070		$ 48,905							198,000														$ 25,000					$ 150,000			$ 73,387
Bonus cancelled						3,770
Accrued salaries						132,734																														132,734								142,661		132,734		97,044						$ 215,500			202,000														148,000
Employee related liabilities current						667,901																														667,901								686,863		667,901		639,371
Repaid loan amount				$ 9,675
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares											51,000		51,000
Payments form related party																																												$ 150,808
Chief Executive Officer [Member]
Bonus payable																																																				$ 166,418																												$ 221,890
Remaining bonus amount																																														$ 273,051	$ 415,540	141,118	$ 217,540	$ 71,929	$ 107,937
Subsequent Event [Member]
Repaid loan amount				12,000	$ 12,000
Accounting Standards Update 2016-02 [Member]
Operating lease, description																														Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
Maximum [Member]
Debt instrument interest rate stated percentage																																																																									8.00%
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term																					3 years	3 years
Payments for rent																					$ 2,176	$ 3,000
Nathanielsz Employment Agreement [Member]
Expired date																																		Feb. 25, 2019	Feb. 25, 2019
Base salary per month																																			$ 25,000
Annual salary																	$ 414,900	$ 600,000																$ 205,680	$ 300,000
Percentage of pension of monthly salary																																		9.50%	9.50%															9.50%	9.50%
Percentage of bonus of annual base salary																																														200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Annual salary																			$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																	200.00%	200.00%																200.00%	200.00%											100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Annual salary																			309,313	400,000						$ 205,680	$ 300,000
Percentage of bonus of annual base salary																	100.00%	100.00%
Loan Agreement [Member]
Investor loan, value							$ 9,675			$ 39,625				$ 113,485	$ 98,060																											$ 9,731						$ 79,811										$ 15,000	$ 63,188					$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 120,000
Debt instrument maturity date							Jun. 30, 2025			Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate							12.00%			12.00%				12.00%	12.00%
Debt instrument interest rate stated percentage							18.00%			18.00%				18.00%	18.00%																													18.00%				12.00%						18.00%				18.00%	18.00%						18.00%					18.00%	12.00%
Debt instrument strike price															35.00%
Repaid loan amount				39,625
Loans payable						65,280																														65,280								$ 65,280		$ 65,280		$ 145,091												$ 105,000		$ 70,000												$ 105,000	$ 70,000
Letter Agreement [Member]
Investor loan, value															$ 98,060	$ 153,256																						$ 15,485																									$ 25,000															$ 230,000
Debt instrument maturity date																Jul. 05, 2026
Debt instrument loan bears interest rate																10.00%
Debt instrument interest rate stated percentage																10.00%																																																														10.00%
Term of agreement																3 years
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																250
Share price | $ / shares																$ 600
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Bonus payable																																																				316,957																												422,610
Investor [Member]
Investor loan, value																																																							$ 78,249	$ 120,000
Debt instrument interest rate stated percentage																																												12.00%										12.00%
Repaid loan amount				$ 7,774	$ 12,000
Payments form related party																																										9,731	$ 15,000
Related Party [Member]
Loan principal amount repaid		$ 150,808	$ 235,188
Loan accrued interest repaid		$ 3,994	$ 6,205
Loan payable current						415,329																														415,329								$ 460,240		415,329		71,629																				$ 57,639	$ 85,000			$ 71,629					$ 71,629
Loan payable - long term						105,627																														105,627								$ 0		105,627		58,642
Debt instrument interest rate stated percentage																																												12.00%										12.00%
Payments form related party																																						$ 15,485	$ 25,000			$ 9,731	$ 15,000
Mrs. Nathanielsz [Member]
Annual salary																												$ 80,904	$ 120,000
Payments form related party																																														6,866		17,714
Mr. Nathanielsz [Member]
Officers compensation																			96,810	140,000			$ 177,840													130,106	$ 198,000			$ 102,195	$ 150,000
Payments of bonus																																																16,070	25,000			166,418	$ 221,890
Bonus payable						273,051																														273,051								$ 275,087		273,051		141,118				$ 316,957		$ 415,540			$ 415,540														$ 217,540									$ 422,610
Bonus cancelled																							$ 177,840
Debt conversion, converted instrument, shares issued | shares																							99
Mr. Nathanielsz [Member] | Board of Directors [Member]
Officers compensation																			$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued | shares																							99
Mr. Nathanielsz [Member] | Amended And Restated Employment Agreement [Member]
Annual salary																								$ 309,313
Agreement term																								3 years	3 years
Option term																								10 years	10 years
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Annual salary																								$ 309,313	$ 400,000
Dr. Kenyon [Member] | Services Agreement [Member]
Annual salary																								$ 41,580	$ 54,000
Agreement term																								3 years	3 years
Option term																								10 years	10 years
Former Director [Member]
Loan payable current																																																49,528
Other Liabilities, Current																																													$ 29,759			29,759
Former Director [Member] | Debt Exchange [Member]
Issuance of common stock for cash, shares | shares												30,000
Settlement of loans for shares of common stock												$ 74,395
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares												30,000
Former Directors [Member]
Loan payable current																																																49,528
James Nathanielsz [Member]
Payments form related party																																$ 3,205	$ 4,481
North Horizon Pty Ltd [Member]
Lessee operating lease term																														5 years																																																			5 years
Operating leases rent expense, minimum rentals																														$ 28,325	$ 39,600
Goods and service tax																														2,575	$ 3,600
Payments for rent																																														$ 131,684	$ 200,402	$ 129,930	$ 194,129
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Payments for rent																					$ 2,176	$ 3,000
North Horizon Pty Ltd [Member] | One Year Operating Lease Agreement [Member]
Payments for rent								$ 2,127	$ 3,300
Lease option to renew description								option to renew the lease for an additional two-year term	option to renew the lease for an additional two-year term
North Horizon Pty Ltd [Member] | Nathanielsz [Member]
Operating leases, future minimum payments due																														$ 141,629																																																			$ 198,000